Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.860% Notes due 2028
Amount Registered | shares	2,903,000
Maximum Aggregate Offering Price	$ 2,903,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 252.56
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act. The Original Notes have no established market, and the proposed maximum aggregate offering price is based on the book value of the Original Notes to be cancelled in the Exchange Offers, which is equal to their aggregate principal amount of $161,391,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.730% Notes due 2028
Amount Registered | shares	8,403,000
Maximum Aggregate Offering Price	$ 8,403,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 731.06
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.800% Notes due 2029
Amount Registered | shares	600,000
Maximum Aggregate Offering Price	$ 600,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 52.20
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.375% Notes due 2029
Amount Registered | shares	3,595,000
Maximum Aggregate Offering Price	$ 3,595,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 312.77
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.000% Notes due 2029
Amount Registered | shares	4,875,000
Maximum Aggregate Offering Price	$ 4,875,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 424.13
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.850% Notes due 2029
Amount Registered | shares	11,770,000
Maximum Aggregate Offering Price	$ 11,770,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,023.99
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.875% Notes due 2029
Amount Registered | shares	69,235,000
Maximum Aggregate Offering Price	$ 69,235,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,023.45
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.300% Notes due 2031
Amount Registered | shares	6,346,000
Maximum Aggregate Offering Price	$ 6,346,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 552.10
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	8.625% Notes due 2031
Amount Registered | shares	2,045,000
Maximum Aggregate Offering Price	$ 2,045,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 177.92
Offering Note	See Offering Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.875% Notes due 2032
Amount Registered | shares	32,064,000
Maximum Aggregate Offering Price	$ 32,064,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,789.57
Offering Note	See Offering Note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.125% Notes due 2033
Amount Registered | shares	19,555,000
Maximum Aggregate Offering Price	$ 19,555,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,701.29
Offering Note	See Offering Note 1.